Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value of Financial Instruments
Fair Value of Financial Instruments

(17)    Fair Value of Financial Instruments

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:

Loans

Fair values are estimated for portfolios with similar financial characteristics. Loans are segregated by type, such as commercial, real estate, and consumer. Each loan category is further segmented into fixed and variable interest rate categories. The fair value of loans, or exit price, is estimated by using the future value of discounted cash flows using comparable market rates for similar types of loan products and adjusted for market factors. The discount rates used are estimated using comparable market rates for similar types of loan products adjusted to be commensurate with the credit risk, overhead costs, and optionality of such instruments.

Investment Securities

A detailed description of the fair value measurement of the debt instruments in the available-for-sale sections of the investment security portfolio is provided in the Fair Value Measurement section above. A schedule of investment securities by category and maturity is provided in the notes on Investment Securities.

Other investment securities

Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in Federal Home Loan Bank (FHLB) stock, and Midwest Independent Bank (MIB) bankers bank stock, that do not have readily determinable fair values, are required for membership in those organizations.

Equity securities with readily determinable fair values are recorded at fair value, with changes in fair value reflected in earnings. Equity securities that do not have readily determinable fair values are carried at cost and are periodically assessed for impairment.

Federal Funds Sold, Cash, and Due from Banks

The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.

Certificates of Deposit in other banks

Certificates of deposit are other investments made by the Company with other financial institutions that are carried at cost.

Cash Surrender Value – Life Insurance

The fair value of Bank owned life insurance (BOLI) approximates the carrying amount. Upon liquidation of these investments, the Company would receive the cash surrender value which equals the carrying amount.

Accrued Interest Receivable and Payable

For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.

Deposits

The fair value of deposits with no stated maturity, such as noninterest‑bearing demand, NOW accounts, savings, and money market, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.

Federal funds purchased and Securities Sold under Agreements to Repurchase

For Federal funds purchased and securities sold under agreements to repurchase, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.

Subordinated Notes and Other Borrowings

The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.

A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2018 and 2017 is as follows:

			December 31, 2018
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2018		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$23,687	$23,687	$23,687	$—	$—
Federal funds sold and overnight interest-bearing deposits	18,396	18,396	18,396	—	—
Certificates of deposit in other banks	12,247	12,247	12,247	—	—
Available for sale securities	218,205	218,205	1,952	216,253	—
Other investment securities	5,675	5,675	—	5,675	—
Loans, net	1,134,975	1,115,003	—	—	1,115,003
Mortgage servicing rights	2,931	2,931	—	—	2,931
Cash surrender value - life insurance	2,542	2,542	—	2,542	—
Accrued interest receivable	6,162	6,162	6,162	—	—
	$1,424,820	$1,404,848	$62,444	$224,470	$1,117,934
Liabilities:
Deposits:
Non-interest bearing demand	$262,857	$262,857	$262,857	$—	$—
Savings, interest checking and money market	614,040	614,040	614,040	—	—
Time deposits	321,571	318,949	—	—	318,949
Federal funds purchased and securities sold under agreements to repurchase	24,647	24,647	24,647	—	—
Federal Home Loan Bank advances and other borrowings	95,153	94,326	—	94,326	—
Subordinated notes	49,486	45,749	—	45,749	—
Accrued interest payable	1,035	1,035	1,035	—	—
	$1,368,789	$1,361,603	$902,579	$140,075	$318,949

			December 31, 2017
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2017		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$23,325	$23,325	$23,325	$—	$—
Federal funds sold and overnight interest-bearing deposits	39,553	39,553	39,553	—	—
Certificates of deposit in other banks	3,460	3,460	3,460	—	—
Available-for-sale securities	231,028	231,028	1,967	229,061	—
Other investment securities	6,551	6,551	—	6,551	—
Loans, net	1,057,580	1,058,153	—	—	1,058,153
Mortgage servicing rights	2,713	2,713	—	—	2,713
Cash surrender value - life insurance	2,484	2,484	—	2,484	—
Accrued interest receivable	5,627	5,627	5,627	—	—
	$1,372,321	$1,372,894	$73,932	$238,096	$1,060,866
Liabilities:
Deposits:
Non-interest bearing demand	$245,380	$245,380	$245,380	$—	$—
Savings, interest checking and money market	584,468	584,468	584,468	—	—
Time deposits	295,964	294,778	—	—	294,778
Federal funds purchased and securities sold under agreements to repurchase	27,560	27,560	27,560	—	—
Federal Home Loan Bank advances and other borrowings	121,382	121,291	—	121,291	—
Subordinated notes	49,486	39,692	—	39,692	—
Accrued interest payable	554	554	554	—	—
	$1,324,794	$1,313,723	$857,962	$160,983	$294,778

Off-Balance-Sheet Financial Instruments

The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms that are competitive in the markets in which it operates.

Limitations

The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.